Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value of initial fixed $100 investment based on:		Net Income (in thousands)	Company Selected Metric: Revenue (in thousands)(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$9,564,149	$(1,718,313)	$4,002,951	$(504,162)	$55.68	$50.35	$37,795	$530,101
2023	$10,033,878	$21,409,968	$3,840,820	$2,643,877	$76.75	$50.27	$7,238	$474,369
2022	$7,597,795	$(19,719,507)	$5,161,284	$1,111,582	$46.88	$43.80	$15,373	$408,348
2021	$35,782,332	$28,187,355	$7,567,794	$7,330,324	$118.45	$74.96	$(52,437)	$323,513

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
Lisa Utzschneider served as the Company’s principal executive officer (PEO) for the entirety of 2021, 2022, 2023 and 2024. The Company’s other NEOs for the applicable years were as follows:
• 2021: Joseph Pergola and Oleg Bershadsky
• 2022: Tania Secor and Oleg Bershadsky
• 2023: Tania Secor, Oleg Bershadsky and Tom Sharma
• 2024: Tania Secor

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Standard & Poor’s U.S. Small Cap Growth Media & Entertainment Index (“S&P Media & Entertainment Index”).
PEO Total Compensation Amount	$ 9,564,149	$ 10,033,878	$ 7,597,795	$ 35,782,332
PEO Actually Paid Compensation Amount	$ (1,718,313)	21,409,968	(19,719,507)	28,187,355
Adjustment To PEO Compensation, Footnote	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant, as discussed further in the footnotes below. Amounts reported in this column represent the compensation actually paid to the PEO, based on her total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO
			2021	2022	2023	2024
	Summary Compensation Table—Total Compensation	(a)	$35,782,332	$7,597,795	$10,033,878	$9,564,149
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$34,448,337	$6,414,698	$8,850,746	$8,476,768
+	Fair Value at Fiscal Year End of Outstanding and unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$6,186,862	$4,252,371	$7,953,688	$8,159,945
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$18,261,670	$(19,473,112)	$10,234,205	$(8,192,975)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,404,828	$(5,681,863)	$2,038,943	$(2,772,664)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—	$—
=	Compensation Actually Paid		$28,187,355	$(19,719,507)	$21,409,968	$(1,718,313)

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,002,951	3,840,820	5,161,284	7,567,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ (504,162)	2,643,877	1,111,582	7,330,324
Adjustment to Non-PEO NEO Compensation Footnote

(4)	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. Amounts reported in this column represent the compensation actually paid to the NEOs other than the PEO in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average
			2021	2022	2023	2024
	Summary Compensation Table—Total Compensation	(a)	$7,567,794	$5,161,284	$3,840,820	$4,002,951
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$6,799,769	$4,743,662	$3,142,247	$3,011,483
+	Fair Value at Fiscal Year End of Outstanding and unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,190,781	$3,589,592	$1,325,618	$2,898,927
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,905,991	$(2,310,898)	$938,508	$(2,609,374)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$465,527	$(584,734)	$1,269,716	$(1,785,183)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$1,588,538	$—
=	Compensation Actually Paid		$7,330,324	$1,111,582	$2,643,877	$(504,162)

(a)	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year. Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(b)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Below are graphs showing the relationship of “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2021, 2022, 2023 and 2024 to (1) TSR of both our common stock and the S&P Media & Entertainment Index, (2) our net income, and (3) our revenue.

Compensation Actually Paid vs. Net Income
Below are graphs showing the relationship of “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2021, 2022, 2023 and 2024 to (1) TSR of both our common stock and the S&P Media & Entertainment Index, (2) our net income, and (3) our revenue.

Compensation Actually Paid vs. Company Selected Measure
Below are graphs showing the relationship of “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2021, 2022, 2023 and 2024 to (1) TSR of both our common stock and the S&P Media & Entertainment Index, (2) our net income, and (3) our revenue.

Total Shareholder Return Vs Peer Group
Below are graphs showing the relationship of “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2021, 2022, 2023 and 2024 to (1) TSR of both our common stock and the S&P Media & Entertainment Index, (2) our net income, and (3) our revenue.

Tabular List, Table	Total revenue •Adjusted EBITDA •Stock price
Total Shareholder Return Amount	$ 55.68	76.75	46.88	118.45
Peer Group Total Shareholder Return Amount	50.35	50.27	43.80	74.96
Net Income (Loss)	$ 37,795,000	$ 7,238,000	$ 15,373,000	$ (52,437,000)
Company Selected Measure Amount	530,101,000	474,369,000	408,348,000	323,513,000
PEO Name	Lisa Utzschneider
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs.Pursuant to rules of the SEC, the comparison assumes $100 was invested on the IPO date of June 29, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.The Compensation and Nominating Committee determined that revenue continues to be viewed as a core driver of the Company’s performance and shareholder value creation.
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,476,768)	$ (8,850,746)	$ (6,414,698)	$ (34,448,337)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,159,945	7,953,688	4,252,371	6,186,862
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,192,975)	10,234,205	(19,473,112)	18,261,670
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,772,664)	2,038,943	(5,681,863)	2,404,828
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,011,483)	(3,142,247)	(4,743,662)	(6,799,769)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,898,927	1,325,618	3,589,592	3,190,781
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,609,374)	938,508	(2,310,898)	2,905,991
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,785,183)	1,269,716	(584,734)	465,527
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,588,538)	$ 0	$ 0